Interest Income	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest Income
Note 19 — Interest Income
The following table presents the components of interest income for the years ended December 31:

	2014	2013	2012
Loans held for sale	$20,299	$18,563	$2,946
Other	2,692	3,792	5,383
	$22,991	$22,355	$8,329

Interest income that we expect to be collected on Loans Held for Investment - Reverse Mortgages, or HECMs, is included with net fair value gains in Other revenues.